Label	Element	Value
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Emerging Markets Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund”or the “Fund”) is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 43 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-86 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as apercentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, Emerging Markets Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.
The Fund may invest up to 20% of its assets in equity securities of issuers domiciled in the People’s Republic of China (“China” or the “PRC” and, for the purpose of this policy, excluding Hong Kong, Macau and Taiwan) and listed in China that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”).
The Fund may also invest in fixed income securities issued by companies and governments in these countries, as well as mezzanine investments. The Fund normally invests in at least three countries at any given time. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund has not established any rating or maturity criteria for the debt securities in which it may invest. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).
Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund’s exposure to certain markets may be effected through investments in participation notes or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of securities listed in such markets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in Emerging Markets Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
■	China Investments Risk —Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. The A-shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on consequences on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as “COVID-19.” The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
■	China Risk — Risk of Investing through Stock Connect — Investing in A-shares through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to the Daily Quota, which may restrict the Fund’s ability to invest in A-shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading.
■	China Tax Risk — Withholding Income Tax Risk — Under the general taxing provision of the PRC Corporate Income Tax Law, a foreign investor, such as the Fund, is subject to a 10% withholding tax on passive income, including dividends, interest and capital gains on dispositions of PRC equity interests that are derived from the PRC, so long as the foreign investor is not considered to be a PRC tax resident, which can happen by virtue of the foreign investor being centrally managed or controlled in the PRC or by having a PRC “tax establishment.”
Circular 79, which the PRC tax authorities released on November 14, 2014, temporarily exempts QFIIs and Renminbi Qualified Foreign Institutional Investors from the withholding tax imposed on capital gains on dispositions of PRC trading shares and other equity interests. Circular 81, released on November 14, 2014, and Circular 127, released on December 1, 2016, temporarily exempt investors from the withholding tax imposed on capital gains on dispositions of PRC equity interests in A-shares traded through Stock Connect. However, even if Circulars 79, 81 and 127 apply, a foreign investor, such as the Fund, will still be subject to a 10% withholding tax on dividend and interest derived from issuers domiciled in the PRC.
Value Added Tax Risk — Beginning May 1, 2016, the Business Tax (“BT”) that was imposed on financial services (including the transfer of financial products) was replaced with the Value Added Tax (“VAT”). Prior to that date, capital gains derived by investors from the trading of PRC securities (including A-shares) were exempt from BT. With the expansion of VAT to financial services, the BT exemption was grandfathered and investors continue to enjoy an exemption on gains under the new VAT regime. Dividends received by investors from investments in A-shares are not subject to VAT.
The duration of the temporary exemptions under Circulars 79, 81 and 127 is not stated in these circulars, and they are subject to termination by the PRC tax authorities without notice. Similarly, the duration of the exemption under the new VAT regime is subject to termination. If the exemptions are withdrawn or modified, the PRC tax authorities may seek to collect tax on gains realized on the Fund’s investments in A-shares or other Chinese investments, thereby subjecting the Fund to double taxation on such investments, and the resultant tax liability would adversely affect the Fund’s net asset value.
■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.
■	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the
“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Risks of Investing in Participation Notes — Investing in participation notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participation notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participation notes are subject to counterparty risk. Participation notes may be considered illiquid.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
■	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
■	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
■	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
■	The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
■	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
■	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
■	The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
■	Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
■	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
■	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	“New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.
■	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
■	Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how Emerging Markets Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI Emerging Markets Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Emerging Markets Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A SharesANNUAL TOTAL RETURNSBlackRock Emerging Markets Fund, Inc.As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended December 31, 2020) and the lowest return for a quarter was -21.87% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2021 was 10.77%.

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/20Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.

Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.78%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 633
3 Years	rr_ExpenseExampleYear03	897
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	$ 1,986
2011	rr_AnnualReturn2011	(17.70%)
2012	rr_AnnualReturn2012	21.10%
2013	rr_AnnualReturn2013	(2.49%)	[5]
2014	rr_AnnualReturn2014	(2.08%)
2015	rr_AnnualReturn2015	(19.14%)
2016	rr_AnnualReturn2016	8.09%
2017	rr_AnnualReturn2017	41.66%
2018	rr_AnnualReturn2018	(10.94%)
2019	rr_AnnualReturn2019	26.09%
2020	rr_AnnualReturn2020	24.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	4.53%	[5]
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.78%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.87%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 290
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	644
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,234
1 Year	rr_AverageAnnualReturnYear01	22.30%
5 Years	rr_AverageAnnualReturnYear05	15.48%
10 Years	rr_AverageAnnualReturnYear10	4.40%	[5]
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.78%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.87%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	$ 1,245
1 Year	rr_AverageAnnualReturnYear01	24.54%
5 Years	rr_AverageAnnualReturnYear05	16.76%
10 Years	rr_AverageAnnualReturnYear10	5.45%	[5]
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.56%
5 Years	rr_AverageAnnualReturnYear05	15.06%
10 Years	rr_AverageAnnualReturnYear10	4.49%	[5]
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	12.33%
10 Years	rr_AverageAnnualReturnYear10	3.69%	[5]
Investor A, C and Institutional | BLACKROCK EMERGING MARKETS FUND, INC. | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	3.63%	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 58, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 58, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.11% (for Investor A Shares), 1.86% (for Investor C Shares) and 0.86% (for Institutional Shares) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	For the fiscal year ended October 31, 2013, a portion of the Fund’s return for each share class consisted of a payment from an affiliate to compensate for foregone securities lending revenue.
[6]	There is no CDSC on Investor C Shares after one year.